FINANCIAL RISK MANAGEMENT - Disclosure of Detailed Information About Interest Rate Risks of Transactions (Detail) - Company R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure Of Detailed Information About Interest Rate Risks Of Transactions [Line Items]
Total borrowing, financing, and debentures - in local currency	R$ (8,419,320)
Operations in foreign currency with derivatives related to CDI	(5,172,966)
Short-term investments	3,091,344
Net exposure	R$ (10,500,942)